BEACON SELECTIVE RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 81.5%
12,772	Vanguard Communication Services ETF	$ 2,517,106
14,957	Vanguard Consumer Staples ETF	3,346,629
22,600	Vanguard Energy ETF	3,595,660
11,961	Vanguard Health Care ETF	3,344,415
10,116	Vanguard Industrials ETF	3,445,914
28,283	Vanguard Information Technology ETF	3,423,940
14,623	Vanguard Materials ETF	3,400,871
33,811	Vanguard Real Estate ETF	3,235,713
18,977	Vanguard Utilities ETF	3,656,109
		29,966,357
	FIXED INCOME - 18.0%
25,862	Vanguard Extended Duration Treasury ETF	1,647,927
21,543	Vanguard Intermediate-Term Bond ETF	1,655,580
24,138	Vanguard Long-Term Bond ETF	1,659,488
32,987	Vanguard Short-Term Inflation-Protected Securities ETF	1,663,533
		6,626,528

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,458,490)	36,592,885

	TOTAL INVESTMENTS - 99.5% (Cost $33,458,490)	$ 36,592,885
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	170,699
	NET ASSETS - 100.0%	$ 36,763,584

ETF – Exchange Traded Fund

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
16,217	Vanguard Communication Services ETF	$ 3,196,046
7,532	Vanguard Consumer Discretionary ETF	3,025,604
12,000	Vanguard Consumer Staples ETF	2,685,000
22,704	Vanguard Energy ETF	3,612,207
21,402	Vanguard Financials ETF	2,710,777
10,722	Vanguard Health Care ETF	2,997,978
9,691	Vanguard Industrials ETF	3,301,142
33,832	Vanguard Information Technology ETF	4,095,703
13,685	Vanguard Materials ETF	3,182,720
29,600	Vanguard Real Estate ETF	2,832,720
15,175	Vanguard Utilities ETF	2,923,616
		34,563,513

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,171,575)	34,563,513

	TOTAL INVESTMENTS - 99.8% (Cost $30,171,575)	$ 34,563,513
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	77,587
	NET ASSETS - 100.0%	$ 34,641,100

ETF – Exchange Traded Fund